Activity in Accident and Health Claim Reserves (Detail) (Accident and health, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accident and health
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Balance at January 1, net of reinsurance recoverable of $264, $200, and $256 respectively	$ 1,032	$ 2,229	$ 2,514
Current year	1,251	868	28
Prior years	283	564	153
Total incurred	1,534	1,432	181
Current year	49	77	14
Prior years	381	2,552	452
Total paid	430	2,629	466
Balance at December 31, net of reinsurance recoverable of $360, $264, and $200, respectively	$ 2,136	$ 1,032	$ 2,229